Inventories, Net (Details) - Schedule of Components of Inventories - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Components of Inventories [Abstract]
Raw materials	$ 4,167,531	$ 7,447,022
Work in progress	518,352	976,246
Finished goods	1,606,296	2,052,148
Total inventories, gross	6,292,179	10,475,416
Inventories impairment	(732,897)	(655,783)	$ (613,831)
Total inventories, net	$ 5,559,282	$ 9,819,633